Share-based payment arrangements - Additional Information (Details) $ in Thousands		12 Months Ended
	Jun. 20, 2018 OptionPlans	Dec. 31, 2019 USD ($) shares Options Tranches	Dec. 31, 2018 USD ($) shares Options	Dec. 31, 2019 CAD ($) shares Options	Dec. 31, 2018 CAD ($) shares Options	Dec. 31, 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		56,644	0
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option plans | OptionPlans	2
Term of employee option plan		5 years
Number of tranches | Tranches		3
Vesting percentage on first anniversary		33.33%
Vesting percentage on second anniversary		33.33%
Vesting percentage on third anniversary		33.33%
Number of share options available to grant under the plan (in shares) | shares		3,748,454	3,928,361
Weighted average exercise price of share purchase options vested and exercisable (in Cdn$ per share) | $				$ 10.43
Weighted average fair value per stock option (in Cdn$ per share) | $				$ 2.19	$ 2.32
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options (in shares)		5,000,000		5,000,000
Number of share purchased held in trust share-based payment arrangement (in shares) | shares		370,549	508,127
Number of share purchase options vested and exercisable (in shares) | shares		29,111	29,371	29,111	29,371
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary		33.33%
Vesting percentage on second anniversary		33.33%
Vesting percentage on third anniversary		33.33%
Number of share options granted in share-based payment arrangement (in shares)		391,092	214,859
Weighted average fair value per stock option (in Cdn$ per share) | $				$ 5.68
Number of shares outstanding (in shares)		536,330	333,119	536,330	333,119	341,198
Restricted Shares With Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan		3 years
Number of share options granted in share-based payment arrangement (in shares)		412,473	167,976
Number of shares outstanding (in shares)		457,498	152,927	457,498	152,927	0
Restricted Shares With Performance Criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award range (as a percent)		0.00%
Restricted Shares With Performance Criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award range (as a percent)		200.00%
Deferred Share Units Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading days		15 days
Number of shares outstanding (in shares)		362,433	234,125	362,433	234,125
Liabilities from share-based payment transactions | $		$ 2,911	$ 686
Performance share unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options (in shares)		626,000		626,000
Number of share options granted in share-based payment arrangement (in shares)		264,083	261,522
Number of shares outstanding (in shares)		610,885	484,899	610,885	484,899	381,293
Performance share unit | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award range (as a percent)		0.00%
Performance share unit | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award range (as a percent)		200.00%
PSU Plan, Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			261,523